Details of Significant Accounts - Pensions (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Pension costs | $	$ 388	$ 351
Perfect Mobile Corp. (Taiwan)
Disclosure of defined benefit plans [line items]
Number of units accrued for each year of service for first 15 years | item	2
Number of units accrued for each additional year thereafter | item	1
Maximum number of units accrued | item	45
Number of months prior to retirement	6 months
Pension costs | $	$ 2	$ 2
Expected contributions to the defined benefit pension plans | $			$ 5